Acquisition of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2026
Acquisition of Subsidiaries [Abstract]
Schedule of Consideration Transferred	The settlement and allocation of the consideration are detailed below:
US$’000
Cash paid at completion	42,939
Deferred consideration	28,626
Total consideration	71,565
The settlement and allocation of the consideration are detailed below:
US$’000
Cash paid at completion	31,908
Deferred consideration	6,382
Total consideration	38,290
The settlement and allocation of the consideration are detailed below:
US$’000
Cash paid at completion	25,408
Deferred consideration	4,996
Total consideration	30,424

Schedule of Allocation of Consideration

Allocation of consideration:

US$’000
Acquisition of 50% equity interests in Perth Hotel Group	58,857
Assignment of shareholder loan	12,708
Total consideration	71,565
Allocation of consideration:
US$’000
Acquisition of 100% equity interests in Kuala Lumpur Hotel Group	38,163
Assignment of shareholder loan	127
Total consideration	38,290
Allocation of consideration:
US$’000
Acquisition of 100% equity interests in Hornsey Hotel Group	8,647
Assignment of shareholder loan	21,777
Total consideration	30,424

Schedule of Provisional Fair Value of Identifiable Assets and Liabilities Acquired

Provisional fair value of identifiable assets and liabilities acquired

US$’000
Cash and cash balances	3,685
Accounts receivable	919
Prepayments, deposits and other receivables	2,013
Property, plant and equipment	233,817
Accounts payable	(554)
Other payables and accruals	(4,491)
Borrowings	(57,252)
Amounts due to shareholders	(25,417)
Provisions	(1,706)
Deferred tax liabilities	(33,300)
Total identifiable net assets at fair value	117,714
Non-controlling interests (50%)	(58,857)
Net assets acquired	58,857

Provisional fair value of identifiable assets and liabilities acquired

US$’000
Cash and cash balances	177
Accounts receivable	76
Prepayments, deposits and other receivables	257
Property, plant and equipment	58,728
Accounts payable	(270)
Other payables and accruals	(44)
Amounts due to shareholders	(127)
Deferred tax liabilities	(11,093)
Total identifiable net assets at fair value	47,704
Non-controlling interests (20%)	(9,541)
Net assets acquired	38,163
Provisional fair value of identifiable assets and liabilities acquired
US$’000
Cash and cash balances	147
Accounts receivable	34
Prepayments, deposits and other receivables	301
Property, plant and equipment	34,144
Accounts payable	(233)
Other payables and accruals	(319)
Amounts due to shareholders	(21,777)
Deferred tax liabilities	(3,670)
Net assets acquired	8,627

Schedule of Net Cash Inflow on Acquisition of Perth Hotel Group

Net cash inflow on acquisition of Perth Hotel Group

US$’000
Cash and cash equivalents balances acquired	3,685

Net cash inflow on acquisition of Kuala Lumpur Hotel Group

US$’000
Cash and cash equivalents balances acquired	177

Net cash inflow on acquisition of Hornsey Hotel Group

US$’000
Cash and cash equivalents balances acquired	147